Schedule IV - Reinsurance (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 203,614	$ 199,289	$ 185,875
Premiums and contract charges, Ceded to other companies	[1]	18,545	19,333	19,435
Premiums and contract charges, Assumed from other companies		697	685	672
Premiums and contract charges, Net amount		$ 185,766	$ 180,641	$ 167,112
Premiums and contract charges, Percentage of amount assumed to net		0.40%	0.40%	0.40%
Life insurance in force, Gross amount		$ 42,654,371	$ 42,502,450	$ 41,866,862
Life insurance in force, Ceded to other companies	[1]	8,581,710	8,914,558	9,142,525
Life insurance in force, Assumed from other companies		436,841	455,594	467,937
Life insurance in force, Net amount		$ 34,509,502	$ 34,043,486	$ 33,192,274
Life insurance in force, Percentage of amount assumed to net		1.30%	1.30%	1.40%
Life insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 156,192	$ 154,016	$ 149,811
Premiums and contract charges, Ceded to other companies	[1]	17,595	18,322	18,316
Premiums and contract charges, Assumed from other companies		697	685	672
Premiums and contract charges, Net amount		$ 139,294	$ 136,379	$ 132,167
Premiums and contract charges, Percentage of amount assumed to net		0.50%	0.50%	0.50%
Accident and health insurance
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and contract charges, Gross amount		$ 47,422	$ 45,273	$ 36,064
Premiums and contract charges, Ceded to other companies	[1]	950	1,011	1,119
Premiums and contract charges, Net amount		$ 46,472	$ 44,262	$ 34,945

[1]	No reinsurance or coinsurance income was netted against premiums ceded in 2019, 2018 or 2017.